Fair Value Measurements Summary of Borrowings (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurement Inputs and Valuation Technique [Line Items]
Recorded value	$ 2,439,554	$ 2,456,867	$ 1,823,040
Deferred financing costs	16,149	18,041	16,042
Fair Value Level 3
Fair Value Measurement Inputs and Valuation Technique [Line Items]
Fair value	$ 2,467,023	$ 2,467,317	$ 1,765,151